Receivables (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Vendor rebates receivable	$ 604,372	$ 1,337,791	$ 1,455,248
Credit cards in process of collection	343,982	660,441
Total receivables	$ 948,354	$ 1,998,232	$ 1,455,248